Taxes	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Taxes

Note 10 — Taxes

Singapore

Republic Power Pte Limited is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately USD 7,395) taxable income and 50% of the next SGD 190,000 (approximately USD 140,501) taxable income exempted from income tax.

Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. As of June 30, 2025, the Company did not generate net operating loss carry forward available to offset future taxable income. As of June 30, 2024, the Company is operating at a loss and it will be carried forward to offset future taxable income.

Significant components of the provision for income taxes are as follows:

	For the year ended June 30, 2023	For the year ended June 30, 2024	For the year ended June 30, 2025	For the year ended June 30, 2025
	SGD	SGD	SGD	USD
Current income tax	194,390	—	102,588	80,657
Deferred income tax	3,622	(3,622)	—	—
Provision for/(benefit from) income tax	198,012	(3,622)	102,588	80,657

A reconciliation between the Company’s actual provision for income taxes and the provision at the Singapore statutory rate was as follows:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Income/(loss) before income tax	1,415,796	(1,417,180)	463,129	364,124
Singapore income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	240,685	(240,920)	78,732	61,901

Reconciling items:
Non-deductible items in Singapore	27,323	8,516	54,698	43,005
Non-taxable income	(2,283)	—	(13,417)	(10,549)
Utilization of previous unrecognized: Capital allowances	(6,223)	—	—
Tax credit*	(17,425)	—	(17,425)	(13,700)
Deferred tax asset not recognized in current year	—	232,404	—	—
Overprovision in prior year	(47,687)	(3,622)	—	—
Deferred tax liability	3,622	—	—
Total provision for/(benefit from) income tax	198,012	(3,622)	102,588	80,657
Effective tax rate	14.0%	(0.3)%	14.0%	14.0%

*        A partial tax exemption is eligible for the first SGD 200,000 of chargeable income. Under this condition, 75% of the first SGD 10,000 of chargeable income is tax exempt and 50% of the next SGD 190,000 of chargeable income is tax exempt.

Deferred tax

Significant components of deferred tax were as follows:

	As of June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Deferred tax assets:
Allowance for credit losses	4,203	3,622	—	—
Total deferred tax assets	4,203	3,622	—	—

Deferred tax liabilities:
Difference in tax depreciation for tax purpose	(7,825)	(3,622)	—	—
Total deferred tax liabilities	(7,825)	(3,622)	—	—
Deferred tax liabilities, net	(3,622)	—	—	—

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended June 30, 2025, 2024 and 2023 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.

Taxes payable consisted of the following:

	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Income taxes payable	1,658,521	1,729,163	1,359,512
Total	1,658,521	1,729,163	1,359,512